As filed with the Securities and Exchange Commission on 08/07/06

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07959
                                                     ---------

                              ADVISORS SERIES TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)

                              615 EAST MICHIGAN ST.
                               MILWAUKEE, WI 53202
                               -------------------
               (Address of principal executive offices) (Zip code)

                                 ERIC M. BANHAZL
                              ADVISORS SERIES TRUST
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                               ------------------
                     (Name and address of agent for service)

                                 (414) 765-5340
                                 --------------
              (Registrant's telephone number, including area code)

Date of fiscal year end:  NOVEMBER 30, 2006
                          -----------------

Date of reporting period:  MAY 31, 2006
                           ------------

ITEM 1. REPORT TO STOCKHOLDERS.


                               [LOGO, PIA FUNDS]

                                   PIA FUNDS

                                -- PIA BBB BOND
                                -- PIA MBS BOND



                               SEMI-ANNUAL REPORT
                                  MAY 31, 2006

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2006 for the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the BBB Bond Fund and the MBS Bond Fund.

The economic recovery continued at an above average pace with a reported first quarter Gross Domestic Product (GDP) of 5.6%. Year over year change in the Consumer Price Index (CPI) increased to 4.2%. The Federal Reserve continued to tighten monetary policy by raising the funds rate from 4.0% to 5.0% through May. Yields on 6-month treasury bills rose 76 basis points while yields on 5- and 30-year treasuries rose by 62 and 53 basis points, respectively.

We believe that the PIA BBB Bond Fund and MBS Bond Fund provide our clients with a very cost effective means of investing in a broadly diversified portfolio of BBB rated bonds or agency mortgage-backed bonds. Both Funds are a cost effective vehicle to do this because, as described in our prospectus, PIA pays all expenses incurred by each Fund so our clients incur no additional expense relative to their investment in the Fund.

PIA BBB BOND FUND

The return of the BBB Fund for the six month period ending May 31 was -1.01% compared to the benchmark index, the Lehman Brothers Baa Credit Index, return of -0.94%. The Fund's return was approximately that of the benchmark index due to a strategy of having a broad diversification of issuers, industry sectors and range of maturities. The bonds held in the Fund represent over eighty different issuers.

PIA MBS BOND FUND

The inception date of this new Fund was February 28, 2006. The return of the Fund for the three month period ending May 31 was -0.91% compared to the Lehman Brothers MBS Fixed Rate Index return of -1.03%. The Fund's return was better than the benchmark index due to an underweight in GNMA securities.

Please take a moment to review your fund(s)' statement of assets and the results of operations for the period ended May 31. We look forward to reporting to you again with the annual report dated November 2006.


/s/ Lloyd McAdams
Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The Lehman Brothers Baa Credit Index is an unmanaged index consisting of bonds rated Baa. The issues must be publicly traded and meet certain maturity and issue size requirements. Bonds are represented by the Industrial, Utility, Finance and non-corporate sectors. Non-corporate sectors include sovereign, supranational, foreign agency and foreign local government issuers. The Lehman Brothers MBS Fixed Rate Index (The MBS Index) is an unmanaged index that covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae
(FNMA) and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. Each aggregate is a proxy for the outstanding pools for a given agency, program, issue year and coupon. The index maturity and liquidity criteria are then applied to these aggregates to determine which qualify for inclusion in the index. About 600 of these generic aggregates meet the criteria. You cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor 7/06

                                   PIA FUNDS
                         EXPENSE EXAMPLE - MAY 31, 2006
                                  (UNAUDITED)

      As a shareholder of the PIA Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/05 - 5/31/06) for the PIA BBB Bond Fund and (2/28/06 - 5/31/06) for the PIA MBS Bond Fund.

ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.00% per the advisory agreement for the PIA BBB Bond Fund and PIA MBS Bond Fund. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                                BEGINNING          ENDING          DURING PERIOD
                                              ACCOUNT VALUE     ACCOUNT VALUE        12/1/05-
                                                 12/1/05           5/31/06           5/31/06*
                                              -------------     -------------      -------------
PIA BBB BOND FUND
Actual                                          $1,000.00         $  989.90           $0.00
Hypothetical (5% return before expenses)        $1,000.00         $1,024.93           $0.00

----------
* Expenses are equal to the Fund's annualized expense ratio of 0.00% for the period, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

                                                                                   EXPENSES PAID
                                                BEGINNING          ENDING          DURING PERIOD
                                              ACCOUNT VALUE     ACCOUNT VALUE         2/28/06-
                                                 2/28/06           5/31/06            5/31/06*
                                              -------------     -------------      -------------
PIA MBS BOND FUND
Actual                                          $1,000.00         $  990.90           $0.00
Hypothetical (5% return before expenses)        $1,000.00         $1,012.60           $0.00

----------
* Expenses are equal to the Fund's annualized expense ratio of 0.00% for the period, multiplied by the average account value over the period, multiplied by 92 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense.

                                    PIA FUNDS
                                PIA BBB BOND FUND
                  ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2006
                                   (UNAUDITED)

INVESTMENTS BY SECTOR
As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

                Cash Equivalents and Other Assets            6%
                Basic Materials                              3%
                Communications                              17%
                Consumer Cyclical                           11%
                Consumer Non-cyclical                        9%
                Energy                                      11%
                Financial                                    9%
                Industrial                                  11%
                Sovereign Government                         6%
                U.S. Government                              3%
                Utilities                                   14%

                                    PIA FUNDS
                                PIA MBS BOND FUND
                 ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2006
                                  (UNAUDITED)

INVESTMENTS BY ISSUER
As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

                Cash Equivalents and Other Assets            5%
                Federal Home Loan Mortgage Corp.            39%
                Federal National Mortgage Assoc.            48%
                Government National Mortgage Assoc.          7%
                United States Treasury                       1%

                                   PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                  (UNAUDITED)

PIA BBB BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 91.1%
AEROSPACE/DEFENSE 2.5%
              Lockheed Martin Corp.
$   502,000      7.75%, due 5/1/26 .............................   $    584,196
              Northrup Grumman Corp.
    670,000      7.75%, due 2/15/31 ............................        788,147
              Raytheon Co.
    462,000      8.30%, due 3/1/10 .............................        501,171
    250,000      7.20%, due 8/15/27 ............................        275,804
                                                                   ------------
                                                                      2,149,318
                                                                   ------------
AUTO MANUFACTURERS 3.2%
              DaimlerChrysler NA Holding Corp.
  1,525,000      4.75%, due 1/15/08 ............................      1,503,197
    670,000      7.30%, due 1/15/12 ............................        703,851
    425,000      8.50%, due 1/18/31 ............................        488,500
                                                                   ------------
                                                                      2,695,548
                                                                   ------------
BUILDING MATERIALS 0.9%
              Masco Corp.
    775,000      5.875%, due 7/15/12 ...........................        768,926
                                                                   ------------
CASINO HOTELS 0.9%
              Harrah's Operating Co., Inc.
    800,000      5.50%, due 7/1/10 .............................        786,120
                                                                   ------------
CHEMICALS 0.5%
              Lubrizol Corp.
    400,000      5.50%, due 10/1/14 ............................        378,860
                                                                   ------------
COMMERCIAL SERVICES 0.4%
              Cendant Corp.
    270,000      7.375%, due 1/15/13 ...........................        293,920
                                                                   ------------
CONSTRUCTION 1.8%
              Centex Corp.
    775,000      5.25%, due 6/15/15 ............................        704,913
              Pulte Homes, Inc.
    750,000      7.875%, due 8/1/11 ............................        796,873
                                                                   ------------
                                                                      1,501,786
                                                                   ------------
CONSUMER PRODUCTS 0.9%
              Fortune Brands, Inc.
    800,000      5.125%, due 1/15/11 ...........................        779,787
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES 0.9%
              Capital One Bank
    800,000      5.75%, due 9/15/10 ............................        801,752
                                                                   ------------
DIVERSIFIED MANUFACTURING 0.9%
              Tyco International Group SA
    770,000      6.00%, due 11/15/13 ...........................        763,446
                                                                   ------------
ELECTRIC UTILITIES 14.4%
              AEP Texas Central Co.
    700,000      6.65%, due 2/15/33 ............................        698,521
              CenterPoint Energy
    775,000      7.75%, due 2/15/11 ............................        834,358
              Cincinnati Gas & Electric Co.
    780,000      5.70%, due 9/15/12 ............................        772,236
              Constellation Energy Group
    750,000      4.55%, due 6/15/15 ............................        668,276
              Dominion Resources, Inc.
    835,000      8.125%, due 6/15/10 ...........................        901,125
              DTE Energy Co.
    750,000      7.05%, due 6/1/11 .............................        784,926
              Exelon Corp.
    275,000      6.75%, due 5/1/11 .............................        285,913
              FirstEnergy Corp.
    725,000      7.375%, due 11/15/31 ..........................        780,059
              MidAmerican Energy Holdings Co.
    850,000      3.50%, due 5/15/08 ............................        816,890
              NiSource Finance Corp.
    850,000      5.40%, due 7/15/14 ............................        810,749
              Oncor Electric Delivery
    800,000      6.375%, due 5/1/12 ............................        812,297
              Pacific Gas & Electric
    785,000      6.05%, due 3/1/34 .............................        743,046
              Progress Energy, Inc.
    773,000      7.10%, due 3/1/11 .............................        812,165
              PSEG Power, LLC
    750,000      7.75%, due 4/15/11 ............................        805,955


                       See notes to financial statements.

                                   PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                  (UNAUDITED)

PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
ELECTRIC UTILITIES (CONTINUED)
              Southern California Edison Co.
$   760,000      6.00%, due 1/15/34 ............................   $    727,789
              Virginia Electric & Power Co.
    400,000      6.00%, due 1/15/36 ............................        370,088
              XCEL Energy, Inc.
    700,000      7.00%, due 12/1/10 ............................        732,579
                                                                   ------------
                                                                     12,356,972
                                                                   ------------
FINANCE - MORTGAGE LOANS 1.1%
              Residential Capital Corp.
    900,000      6.875%, due 6/30/15 ...........................        898,738
                                                                   ------------
FOOD 6.5%
              Conagra Foods, Inc.
    483,000      7.875%, due 9/15/10 ...........................        519,952
              General Mills, Inc.
    825,000      3.875%, due 11/30/07 ..........................        805,140
              H.J. Heinz Finance Co.
    850,000      6.00%, due 3/15/12 ............................        849,873
              Kellogg Co.
    900,000      2.875%, due 6/1/08 ............................        854,679
              Kroger Co.
    792,000      6.20%, due 6/15/12 ............................        796,469
              Safeway, Inc.
    350,000      6.50%, due 3/1/11 .............................        356,976
              Sara Lee Corp.
    700,000      2.75%, due 6/15/08 ............................        660,353
              Tyson Foods, Inc.
    700,000      8.25%, due 10/1/11 ............................        747,639
                                                                   ------------
                                                                      5,591,081
                                                                   ------------
FOREST PRODUCTS & PAPER 2.1%
              International Paper Co.
    730,000      6.75%, due 9/1/11 .............................        758,190
              Westvaco Corp.
    225,000      8.20%, due 1/15/30 ............................        241,722
              Weyerhaeuser Co.
    400,000      5.95%, due 11/1/08 ............................        400,829
    425,000      7.375%, due 3/15/32 ...........................        433,903
                                                                   ------------
                                                                      1,834,644
                                                                   ------------
INSURANCE 2.7%
              GE Global Insurance Holding Corp.
    800,000      7.00%, due 2/15/26 ............................        846,141
              Marsh & McLennan Cos., Inc.
    800,000      5.75%, due 9/15/15 ............................        765,834
              WellPoint, Inc.
    700,000      6.80%, due 8/1/12 .............................        736,680
                                                                   ------------
                                                                      2,348,655
                                                                   ------------
MEDIA 10.5%
              CBS Corp.
    475,000      7.70%, due 7/30/10 ............................        507,922
    325,000      7.875%, due 7/30/30 ...........................        344,295
              Clear Channel Communications, Inc.
    325,000      4.25%, due 5/15/09 ............................        310,140
              Comcast Cable Communications, Inc.
    782,000      6.20%, due 11/15/08 ...........................        792,103
  1,250,000      8.375%, due 3/15/13 ...........................      1,395,484
              Comcast Corp.
  1,000,000      7.05%, due 3/15/33 ............................      1,007,555
              Cox Communications, Inc.
    825,000      7.125%, due 10/1/12 ...........................        857,978
              News America, Inc.
  1,025,000      6.20%, due 12/15/34 ...........................        929,527
              Time Warner, Inc.
    325,000      6.75%, due 4/15/11 ............................        334,467
    655,000      9.125%, due 1/15/13 ...........................        752,960
  1,735,000      6.875%, due 6/15/18 ...........................      1,768,364
                                                                   ------------
                                                                      9,000,795
                                                                   ------------
MINING 0.8%
              Alcan, Inc.
    500,000      4.875%, due 9/15/12 ...........................        474,552
    250,000      6.125%, due 12/15/33 ..........................        238,511
                                                                   ------------
                                                                        713,063
                                                                   ------------


                       See notes to financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                   (UNAUDITED)

PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
OIL & GAS 9.8%
              Amerada Hess Corp.
$   450,000      6.65%, due 8/15/11 ............................   $    466,504
              Anadarko Finance Co.
    875,000      6.75%, due 5/1/11 .............................        912,827
              Atmos Energy Corp.
    950,000      4.95%, due 10/15/14 ...........................        876,854
              Canadian Natural Resources
    825,000      4.90%, due 12/1/14 ............................        768,431
              Devon Energy Corp.
    300,000      7.95%, due 4/15/32 ............................        354,724
              Devon Financing Corp., U.L.C.
    449,000      6.875%, due 9/30/11 ...........................        471,575
              Encana Corp.
    400,000      6.50%, due 8/15/34 ............................        402,742
              Encana Holdings Financial Corp.
    350,000      5.80%, due 5/1/14 .............................        346,921
              Kinder Morgan Energy Partners
    450,000      5.125%, due 11/15/14 ..........................        409,027
    100,000      5.80%, due 3/15/35 ............................         85,266
              Marathon Oil Corp.
    542,000      6.80%, due 3/15/32 ............................        571,604
              Pemex Master Trust
    375,000      7.875%, due 2/1/09 ............................        390,563
    650,000      7.375%, due 12/15/14 ..........................        673,075
    500,000      8.625%, due 2/1/22 ............................        563,750
              Valero Energy Corp.
    250,000      7.50%, due 4/15/32 ............................        276,536
              XTO Energy, Inc.
    900,000      5.00%, due 1/31/15 ............................        834,413
                                                                   ------------
                                                                      8,404,812
                                                                   ------------
PIPELINES 1.0%
              Kinder Morgan, Inc.
    535,000      6.80%, due 3/1/08 .............................        537,422
              Texas Eastern Transmission Corp.
    300,000      7.00%, due 7/15/32 ............................        320,083
                                                                   ------------
                                                                        857,505
                                                                   ------------
PRINTING 0.9%
              R.R. Donnelley & Sons Co.
    850,000      4.95%, due 4/1/14 .............................        769,232
                                                                   ------------

REAL ESTATE INVESTMENT TRUSTS 3.9%
              EOP Operating LP
  1,025,000      4.75%, due 3/15/14 ............................        937,603
              Healthcare Realty Trust
    723,000      8.125%, due 5/1/11 ............................        781,912
              Hospitality Properties
    800,000      6.75%, due 2/15/13 ............................        821,548
              Simon Property Group LP
    850,000      5.10%, due 6/15/15 ............................        792,837
                                                                   ------------
                                                                      3,333,900
                                                                   ------------
RETAIL 5.0%
              CVS Corp.
    850,000      4.875%, due 9/15/14 ...........................        785,373
              Federated Department Stores, Inc.
    545,000      6.90%, due 4/1/29 .............................        551,517
              J.C. Penney Co., Inc.
    800,000      8.00%, due 3/1/10 .............................        856,766
              Limited Brands, Inc.
    350,000      5.25%, due 11/1/14 ............................        323,587
              Newell Rubbermaid, Inc.
    900,000      4.625%, due 12/15/09 ..........................        867,112
              YUM! Brands, Inc.
    800,000      8.875%, due 4/15/11 ...........................        896,177
                                                                   ------------
                                                                      4,280,532
                                                                   ------------
SAVINGS & LOANS 0.8%
              Washington Mutual, Inc.
    785,000      4.625%, due 4/1/14 ............................        707,474
                                                                   ------------
SOVEREIGN 5.6%
              United Mexican States
  1,180,000      10.375%, due 2/17/09 ..........................      1,313,930
  1,400,000      5.875%, due 1/15/14 ...........................      1,360,100
  2,025,000      7.50%, due 4/8/33 .............................      2,125,238
                                                                   ------------
                                                                      4,799,268
                                                                   ------------


                       See notes to financial statements.

                                    PIA FUNDS
                    SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                   (UNAUDITED)

PIA BBB BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
TELECOMMUNICATIONS 6.9%
              CenturyTel, Inc.
$   430,000      8.375%, due 10/15/10 ..........................   $    464,240
              Koninklijke KPN NV
    695,000      8.00%, due 10/1/10 ............................        742,058
              Motorola, Inc.
    517,000      7.625%, due 11/15/10 ..........................        558,782
    250,000      6.50%, due 9/1/25 .............................        250,622
              Nextel Communications
  1,200,000      7.375%, due 8/1/15 ............................      1,237,752
              Sprint Capital Corp.
    450,000      6.125%, due 11/15/08 ..........................        455,565
    850,000      6.875%, due 11/15/28 ..........................        859,588
              Telecom Italia Capital
  1,025,000      5.25%, due 11/15/13 ...........................        958,890
    425,000      6.375%, due 11/15/33 ..........................        388,641
                                                                   ------------
                                                                      5,916,138
                                                                   ------------
TRANSPORTATION 4.4%
              Burlington Northern Santa Fe
    700,000      6.75%, due 7/15/11 ............................        733,481
              CSX Corp.
    490,000      7.95%, due 5/1/27 .............................        578,411
              FedEx Corp.
    910,000      3.50%, due 4/1/09 .............................        862,562
              Norfolk Southern Corp.
    775,000      7.05%, due 5/1/37 .............................        845,083
              Union Pacific Corp.
    825,000      3.625%, due 6/1/10 ............................        765,098
                                                                   ------------
                                                                      3,784,635
                                                                   ------------
WASTE DISPOSAL 1.8%
              Republic Services, Inc.
    750,000      6.75%, due 8/15/11 ............................        779,467
              Waste Management, Inc.
    689,000      7.75%, due 5/15/32 ............................        785,328
                                                                   ------------
                                                                      1,564,795
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES
              (cost $81,436,374) ...............................     78,081,702
                                                                   ------------

U.S. GOVERNMENT INSTRUMENTALITIES 3.0%
U.S. TREASURY BONDS 2.2%
              U.S. Treasury Bond
  1,875,000      5.375%, due 2/15/31 ...........................      1,896,973
                                                                   ------------
U.S. TREASURY NOTES 0.8%
              U.S. Treasury Note
    750,000      4.25%, due 8/15/15 ............................        702,188
                                                                   ------------
TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
              (cost $2,734,958) ................................      2,599,161
                                                                   ------------



--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 3.9%
    376,443   AIM STIT - Treasury Portfolio ....................        376,443
              FHLB Discount Note
$ 2,939,000      4.74%, due 6/1/06 .............................      2,939,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
              (cost $3,315,443) ................................      3,315,443
                                                                   ------------
TOTAL INVESTMENTS
              (cost $87,486,775) .......................   98.0%     83,996,306
OTHER ASSETS LESS LIABILITIES ..........................    2.0%      1,757,116
                                                                   ------------
TOTAL NET ASSETS .......................................  100.0%   $ 85,753,422
                                                                   ============

----------
      FHLB - Federal Home Loan Bank


                       See notes to financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                   (UNAUDITED)

PIA MBS BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 94.1%
U.S. GOVERNMENT AGENCIES 94.1%
              FHLMC Pool
$   437,706      4.50%, due 3/1/21, #G18119 ....................   $    413,982
    466,946      5.00%, due 3/1/21, #G18105 ....................        450,830
    298,937      5.50%, due 4/1/21, #J01570 ....................        294,370
     57,947      6.50%, due 5/1/32, #C01351 ....................         58,766
    138,487      5.50%, due 6/1/33, #G01563 ....................        134,033
    495,000      5.00%, due 11/1/35, #A39655 ...................        464,517
     68,450      6.50%, due 12/1/35, #A40791 ...................         69,251
    300,000      5.00%, due 1/1/36, #G08104 ....................        281,526
    200,000      7.00%, due 1/1/36, #G02048 ....................        205,050
    196,892      6.00%, due 2/1/36, #A42669 ....................        194,749
    259,311      5.00%, due 3/1/36, #A43750 ....................        243,890
    238,493      5.00%, due 3/1/36, #A44035 ....................        223,646
    239,450      5.50%, due 3/1/36, #A43698 ....................        230,859
    229,148      5.50%, due 3/1/36, #G08116 ....................        220,926
     44,942      5.00%, due 4/1/36, #A44893 ....................         42,144
     99,781      5.50%, due 4/1/36, #G08122 ....................         96,201
     39,958      6.00%, due 4/1/36, #A44949 ....................         39,542
    369,191      6.50%, due 4/1/36, #G08124 ....................        373,481
    420,000      5.50%, due 5/1/36, #G08128 ....................        404,930
    140,000      6.00%, due 5/1/36, #A49171 ....................        138,477
              FNMA Pool
    326,218      5.00%, due 4/1/19, #770788 ....................        315,762
    158,419      4.50%, due 8/1/20, #835221 ....................        150,070
    277,955      4.50%, due 1/1/21, #845159 ....................        263,306
    158,126      5.00%, due 4/1/21, #256199 ....................        152,795
    296,428      5.50%, due 4/1/21, #889868 ....................        292,086
    223,191      5.50%, due 5/1/35, #824531 ....................        215,168
     78,205      6.00%, due 5/1/35, #735501 ....................         77,330
    208,385      6.00%, due 6/1/35, #825644 ....................        206,053
    299,971      5.00%, due 12/1/35, #852482 ...................        281,663
    499,999      5.50%, due 12/1/35, #849500 ...................        482,027
    248,055      5.00%, due 1/1/36, #850566 ....................        232,916
    239,567      5.50%, due 1/1/36, #851717 ....................        230,792
     85,586      6.50%, due 2/1/36, #852958 ....................         86,393
    229,506      5.00%, due 3/1/36, #852270 ....................        215,362
    229,513      5.50%, due 3/1/36, #863684 ....................        221,106
    200,000      5.00%, due 4/1/36, #852919 ....................        187,674
     99,917      6.00%, due 4/1/36, #871954 ....................         98,799
    400,000      5.00%, due 5/1/36, #884217 ....................        375,349
    600,000      5.50%, due 5/1/36, #256269 ....................        578,023
    600,000      6.00%, due 5/1/36, #871348 ....................        592,909
              FNMA TBA (a)
    250,000      6.50%, due 12/1/35 ............................        252,188
              GNMA Pool
    279,690      5.50%, due 11/15/35, #650091 ..................        272,451
    159,665      5.50%, due 2/15/36, #652942 ...................        155,486
    379,625      6.00%, due 2/15/36, #649384 ...................        378,777
                                                                   ------------
                                                                     10,895,655
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
              (cost $11,035,663) ...............................     10,895,655
                                                                   ------------
U.S. GOVERNMENT INSTRUMENTALITIES 1.3%
U.S. TREASURY NOTES 1.3%
              U.S. Treasury Note
    150,000      4.00%, due 6/15/09 ............................        145,764
                                                                   ------------
TOTAL U.S. GOVERNMENT INSTRUMENTALITIES
                 (cost $147,227) ...............................        145,764
                                                                   ------------


                       See notes to financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                   (UNAUDITED)

PIA MBS BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 5.6%
     24,926   AIM STIT - Treasury Portfolio ....................   $     24,926
              FHLB Discount Note
$   630,000      4.74%, due 6/1/06 .............................        630,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
              (cost $654,926). .................................        654,926
                                                                   ------------
TOTAL INVESTMENTS
              (cost $11,837,816) ......................  101.0%      11,696,345
LIABILITIES LESS OTHER ASSETS .........................   (1.0)%       (118,179)
                                                                   ------------
TOTAL NET ASSETS ......................................  100.0%    $ 11,578,166
                                                                   ============

----------
(a) Security purchased on a when-issued basis. On May 31, 2006, the total cost of investments purchased on a when-issued basis was $252,178 or 2.2% of total net assets. See Note 2 in Notes to Financial Statements.

      FHLMC - Federal Home Loan Mortgage Corporation
      FNMA  - Federal National Mortgage Association
      GNMA  - Government National Mortgage Association
      TBA   - To Be Announced


                       See notes to financial statements.

                                    PIA FUNDS
               STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 2006
                                   (UNAUDITED)

                                                                BBB BOND FUND     MBS BOND FUND
                                                                -------------------------------
ASSETS:
   Investments in securities, at value
      (cost $87,486,775 and $11,837,816, respectively) ........  $ 83,996,306      $ 11,696,345
   Receivable for securities sold .............................       663,087                --
   Receivable for fund shares sold ............................        28,774            89,703
   Interest receivable ........................................     1,319,673            52,564
   Due from investment adviser ................................        29,962            30,819
   Prepaid expenses ...........................................        21,109            22,623
                                                                 ------------      ------------
      Total assets ............................................    86,058,911        11,892,054
                                                                 ------------      ------------
LIABILITIES:
   Payable for securities purchased ...........................            --           252,178
   Dividends payable ..........................................       267,688             3,939
   Administration fees ........................................         1,274             1,268
   Custody fees ...............................................         1,422             4,892
   Transfer agent fees and expenses ...........................         7,861             5,834
   Fund accounting fees .......................................         8,880            13,675
   Professional fees ..........................................        12,668             8,531
   Chief Compliance Officer fee ...............................           849             1,004
   Accrued expenses and other liabilities .....................         4,847            22,567
                                                                 ------------      ------------
      Total liabilities .......................................       305,489           313,888
                                                                 ------------      ------------
      Net Assets ..............................................  $ 85,753,422      $ 11,578,166
                                                                 ============      ============
NET ASSETS CONSIST OF:
   Shares of beneficial interest, par value $0.01 per share;
      unlimited shares authorized .............................  $ 90,543,142      $ 11,722,184
   Undistributed net investment income ........................        24,843               221
   Accumulated net realized loss on investments ...............    (1,324,094)           (2,768)
   Net unrealized depreciation on investments .................    (3,490,469)         (141,471)
                                                                 ------------      ------------
      Net Assets ..............................................  $ 85,753,422      $ 11,578,166
                                                                 ============      ============
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE .................................  $       9.27      $       9.80
                                                                 ============      ============
SHARES OUTSTANDING ............................................     9,248,359         1,181,610
                                                                 ============      ============


                       See notes to financial statements.

                                    PIA FUNDS
              STATEMENTS OF OPERATIONS - PERIOD ENDED MAY 31, 2006
                                   (UNAUDITED)

                                                                BBB BOND FUND     MBS BOND FUND*
                                                                --------------------------------
INVESTMENT INCOME:
   Interest ..................................................   $  2,288,113      $    103,223
                                                                 ------------      ------------
      Total investment income ................................      2,288,113           103,223
                                                                 ------------      ------------
EXPENSES:
   Fund accounting fees ......................................         20,769            13,675
   Transfer agent fees and expenses ..........................         12,854             5,834
   Professional fees .........................................         12,757             8,531
   Registration fees .........................................         10,868             5,269
   Administration fees (Note 3) ..............................          7,480             3,764
   Custody fees ..............................................          5,172             4,892
   Insurance .................................................          4,829                --
   Trustees' fees ............................................          4,308             2,007
   Reports to shareholders ...................................          2,784             1,004
   Chief Compliance Officer fee (Note 3) .....................          2,569             1,004
   Miscellaneous .............................................          1,190               501
                                                                 ------------      ------------
      Total expenses .........................................         85,580            46,481
   Less: Expense reimbursement from adviser (Note 3) .........        (85,580)          (46,481)
                                                                 ------------      ------------
      Net expenses ...........................................             --                --
                                                                 ------------      ------------
      Net investment income ..................................      2,288,113           103,223
                                                                 ------------      ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
   Net realized loss on investments ..........................       (906,145)           (2,768)
   Net change in unrealized depreciation on investments ......     (2,297,890)         (141,471)
                                                                 ------------      ------------
      Net loss on investments ................................     (3,204,035)         (144,239)
                                                                 ------------      ------------
   Net decrease in net assets resulting from operations ......   $   (915,922)     $    (41,016)
                                                                 ============      ============

----------
*     Commencement of operations on February 28, 2006.


                       See notes to financial statements.

                                    PIA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  BBB BOND FUND                   MBS BOND FUND
                                                                        ----------------------------------------------------------
                                                                                                                February 28, 2006*
                                                                        Six Months Ended      Year Ended             through
                                                                          May 31, 2006          Nov. 30,          May 31, 2006
                                                                           (Unaudited)            2005             (Unaudited)
                                                                        ----------------------------------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .............................................    $  2,288,113        $  2,989,236        $    103,223
   Net realized loss on investments ..................................        (906,145)           (404,866)             (2,768)
   Net change in unrealized depreciation on investments ..............      (2,297,890)         (1,939,107)           (141,471)
                                                                          ------------        ------------        ------------
   Net increase/(decrease) in net assets resulting from operations ...        (915,922)            645,263             (41,016)
                                                                          ------------        ------------        ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from net investment income ..........................      (2,288,175)         (2,973,925)           (103,002)
   Distributions from net realized gains .............................              --             (44,565)                 --
                                                                          ------------        ------------        ------------
   Total distributions ...............................................      (2,288,175)         (3,018,490)           (103,002)
                                                                          ------------        ------------        ------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from shares sold .....................................      19,730,836          43,268,993          11,646,389
   Distributions reinvested ..........................................         911,509             640,185              95,875
   Payment for shares redeemed .......................................     (13,531,647)         (8,917,181)            (20,080)
                                                                          ------------        ------------        ------------
   Net increase in net assets from capital share transactions ........       7,110,698          34,991,997          11,722,184
                                                                          ------------        ------------        ------------
   Total increase in net assets ......................................       3,906,601          32,618,770          11,578,166

NET ASSETS, BEGINNING OF PERIOD ......................................      81,846,821          49,228,051                  --
                                                                          ------------        ------------        ------------
NET ASSETS, END OF PERIOD ............................................    $ 85,753,422        $ 81,846,821        $ 11,578,166
                                                                          ============        ============        ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME OF ......................    $     24,843        $     24,905        $        221
                                                                          ============        ============        ============
TRANSACTIONS IN SHARES:
   Shares sold .......................................................       2,058,794           4,391,203           1,173,877
   Shares issued on reinvestment of distributions ....................          96,097              65,329               9,747
   Shares redeemed ...................................................      (1,410,780)           (903,289)             (2,014)
                                                                          ------------        ------------        ------------
   Net increase in shares outstanding ................................         744,111           3,553,243           1,181,610
                                                                          ============        ============        ============

----------
*     Commencement of operations.


                       See notes to financial statements.

                                    PIA FUNDS
                                  BBB BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                                SIX MONTHS ENDED     YEAR ENDED      YEAR ENDED    SEPT. 26,2003*
                                                                  MAY 31, 2006        NOV. 30,        NOV. 30,        THROUGH
                                                                   (UNAUDITED)          2005            2004       NOV. 30, 2003
                                                                   ----------        ----------      ----------      ----------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period ..........................    $     9.62        $     9.94      $     9.93      $    10.00
                                                                   ----------        ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................................          0.26              0.49            0.38            0.06
Net realized and unrealized gain/(loss) on investments ........         (0.35)            (0.31)           0.06           (0.13)
                                                                   ----------        ----------      ----------      ----------
Total from investment operations ..............................         (0.09)             0.18            0.44           (0.07)
                                                                   ----------        ----------      ----------      ----------
LESS DISTRIBUTIONS:
Distributions from net investment income ......................         (0.26)            (0.49)          (0.43)             --
Distributions from net realized gains .........................            --             (0.01)             --              --
                                                                   ----------        ----------      ----------      ----------
Total distributions ...........................................         (0.26)            (0.50)          (0.43)             --
                                                                   ----------        ----------      ----------      ----------
Net asset value, end of period ................................    $     9.27        $     9.62      $     9.94      $     9.93
                                                                   ==========        ==========      ==========      ==========
TOTAL RETURN ..................................................         (1.01)%++          1.75%           4.57%          (0.70)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........................    $   85,753        $   81,847      $   49,228      $      199
Ratio of expenses to average net assets:
   Net of expense reimbursement ...............................          0.00%+            0.00%           0.00%           0.00%+
   Before expense reimbursement ...............................          0.20%+            0.28%           0.72%         224.56%+
Ratio of net investment income/(loss) to average net assets:
   Net of expense reimbursement ...............................          5.39%+            5.09%           4.86%           3.16%+
   Before expense reimbursement ...............................          5.19%+            4.81%           4.14%        (221.40)%+
Portfolio turnover rate .......................................            48%++            104%            202%             87%++

----------
*     Commencement of operations.
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.


                       See notes to financial statements.

                                    PIA FUNDS
                                  MBS BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                              FEBRUARY 28, 2006*
                                                                    THROUGH
                                                                 MAY 31, 2006
                                                                  (UNAUDITED)
                                                              ------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period .......................       $  10.00
                                                                   --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ......................................           0.11
Net realized and unrealized loss on investments ............          (0.20)
                                                                   --------
Total from investment operations ...........................          (0.09)
                                                                   --------
LESS DISTRIBUTIONS:
Distributions from net investment income ...................          (0.11)
                                                                   --------
Net asset value, end of period .............................       $   9.80
                                                                   ========
TOTAL RETURN ...............................................          (0.91)%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .......................       $ 11,578
Ratio of expenses to average net assets:
   Net of expense reimbursement ............................           0.00%+
   Before expense reimbursement ............................           2.30%+
Ratio of net investment income to average net assets:
   Net of expense reimbursement ............................           5.10%+
   Before expense reimbursement ............................           2.80%+
Portfolio turnover rate ....................................              8%++

----------
*     Commencement of operations.
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.


                       See notes to financial statements.

                                    PIA FUNDS
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

      The PIA BBB Bond Fund and the PIA MBS Bond Fund (the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the PIA BBB Bond Fund (the "BBB Bond Fund") is to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard and Poor's Rating Group or the Baa category by Moody's Investors Services. The investment objective of the PIA MBS Bond Fund (the "MBS Bond Fund") is to provide a total rate of return that approximates that of mortgage-backed securities ("MBS") included in the Lehman Brothers MBS Fixed Rate Index. The BBB Bond Fund and MBS Bond Fund commenced operations on September 26, 2003 and February 28, 2006, respectively. Only authorized investment advisory clients of Pacific Income Advisers, Inc. are eligible to invest in the Funds.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, size of holding, trading volume, the financial condition of the company, comparable securities in the public market, the nature and duration of the cause for a quotation not being readily available and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Investments in other mutual funds are valued at their net asset value.

      REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Funds on a forward-commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the portfolios maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of their purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Funds' net asset values if the Funds make such purchases while remaining substantially fully invested. In connection with the ability to purchase securities on a when-issued basis, the Funds may also enter into dollar rolls in which the Funds sell securities purchased on a forward-commitment basis and simultaneously contract with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the Funds to "rollover" their purchase commitments, the Funds receive negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage.

      FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

      EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as administration and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (CONTINUED)
                                  (UNAUDITED)

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

      DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

      GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

      RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. Under the agreement, the Funds do not pay the Adviser a fee. However, investors in the Funds will be charged management fees by the Adviser and persons other than the Adviser. Clients of PIA pay PIA an investment advisory fee to manage their assets, including assets invested in the Funds. Participants in "wrap-fee" programs pay fees to the program sponsor, who in turn pays fees to the Adviser. For the period ended May 31, 2006, the Funds incurred no investment advisory fees.

      The Funds are responsible for their own operating expenses. PIA has voluntarily agreed to limit the total expenses of the Funds to an annual rate of 0.00% of average daily net assets. The Adviser will continue the expense reimbursements for an indefinite period, but may discontinue reimbursing the Funds at any time. The Adviser may discontinue reimbursing the Funds as long as it provides shareholders of the Funds with written notice six months in advance of the discontinuance. The Adviser may not recoup expense reimbursements in future periods. For the period ended May 31, 2006, the Adviser absorbed Fund expenses in the amount of $85,580 and $46,481 for the BBB Bond Fund and MBS Bond Fund, respectively.

      U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

          BBB BOND FUND
          FUND ASSET LEVEL             FEE RATE
          ----------------             --------
          Less than $100 million ..... $15,000
          $100 million or more ....... 0.03% of average daily net assets

          MBS BOND FUND
          FUND ASSET LEVEL             FEE RATE
          ----------------             --------
          Less than $50 million ...... $15,000
          $50 million or more ........ 0.03% of average daily net assets

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (CONTINUED)
                                   (UNAUDITED)

      For the period ended May 31, 2006, the BBB Bond Fund and MBS Bond Fund incurred $7,480 and $3,764 in administration fees, respectively.

      U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian.

      Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      The officers of the Trust are employees of the Administrator.

      For the period ended May 31, 2006, the BBB Bond Fund and MBS Bond Fund were allocated $2,569 and $1,004 of the Chief Compliance Officer fee, respectively.

NOTE 4. PURCHASES AND SALES OF SECURITIES

      For the period ended May 31, 2006, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $32,763,697 and $27,478,269, respectively, for the BBB Bond Fund and $11,117,470 and $81,277, respectively, for the MBS Bond Fund. Purchases and sales of U.S. government obligations for the period ended May 31, 2006 were $12,321,591 and $11,387,550, respectively, for the BBB Bond Fund and $669,084 and $519,430, respectively, for the MBS Bond Fund.

NOTE 5. LINE OF CREDIT

      The BBB Bond Fund has a line of credit in the amount of $12,500,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the BBB Bond Fund's custodian, U.S. Bank, N.A. During the six months ended May 31, 2006, the BBB Bond Fund did not draw upon the line of credit.

NOTE 6. FEDERAL INCOME TAX INFORMATION

      Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

      As of November 30, 2005, the BBB Bond Fund's most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

         Cost of investments .........................   $ 83,557,155
                                                         ============
         Gross tax unrealized appreciation ...........   $    466,050
         Gross tax unrealized depreciation ...........     (1,699,540)
                                                         ------------
         Net tax unrealized depreciation .............   $ (1,233,490)
                                                         ============
         Undistributed ordinary income ...............   $     24,905
         Undistributed long-term capital gains .......             --
                                                         ------------
         Total distributable earnings ................   $     24,905
                                                         ============
         Other accumulated gains/(losses) ............   $   (377,038)
                                                         ------------
         Total accumulated earnings/(losses) .........   $ (1,585,623)
                                                         ============

      At November 30, 2005, the BBB Bond Fund had accumulated a capital loss carryforward of $374,626, which expires in 2013. To the extent the BBB Bond Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward. At November 30, 2005, the BBB Bond Fund had net realized capital losses from transactions between November 1, 2005 and November 30, 2005 of $2,412. Post-October capital losses for tax purposes are deferred and will be recognized in 2006 and are included in tax accumulated earnings.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (CONTINUED)
                                   (UNAUDITED)

      The tax character of distributions paid during the period ended May 31, 2006 and the fiscal year ended November 30, 2005 was as follows:

                                   BBB BOND FUND             MBS BOND FUND
                           -----------------------------     --------------
                           May 31, 2006    Nov. 30, 2005      May 31, 2006
                           ------------    -------------      ------------
      Ordinary income      $  2,288,175     $ 3,018,490        $ 103,002

      Ordinary income distributions may include dividends paid from short-term capital gains.

NOTE 7. MERGERS AND REORGANIZATIONS

      On December 23, 2004, the shareholders of the PIA BBB Bond Fund (the "Fund") approved the reorganization of the Fund from the PIA Mutual Fund, a Massachusetts business trust, into a newly formed series of the Advisors Series Trust ("AST") by the following totals:

      Total shares on record date (10/15/04)      4,752,133
      Total shares voted                          3,508,803       (73.84%)
      Total shares voted for                      3,508,803       (73.84%)
      Total shares voted against                          0        (0.00%)
      Total shares voted abstain                          0        (0.00%)

      The Fund merged into a newly formed shell portfolio of AST. This shell portfolio was formed solely to acquire the assets and liabilities of the Fund in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized appreciation of the Fund at the time of transfer were $50,155,078 and $1,270,931, respectively.

NOTE 8. OTHER TAX INFORMATION (UNAUDITED)

      For the year ended November 30, 2005, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the BBB Bond Fund. For shareholders in the BBB Bond Fund, none of the dividend income distributed for the year ended November 30, 2005 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

                                    PIA FUNDS
                      NOTICE TO SHAREHOLDERS - MAY 31, 2006
                                   (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

      The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                     ADVISER
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                            Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                      1555 N. RiverCenter Drive, Suite 302
                              Milwaukee, WI 53212

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

                               [LOGO, PIA FUNDS]

                                   PIA FUNDS

                    -- PIA SHORT-TERM GOVERNMENT SECURITIES

                    -- PIA TOTAL RETURN BOND



                               SEMI-ANNUAL REPORT
                                  MAY 31, 2006

Dear Shareholder:

We are pleased to provide you with this semi-annual report for the period ended May 31, 2006 for the following series of the PIA Mutual Funds for which Pacific Income Advisers is the adviser: the Short-Term Government Securities Fund and the Total Return Bond Fund.

During the 6 months ended May 31, the total returns, including the reinvestment of dividends and capital gains, were as follows:

      PIA Short-Term Government Securities Fund                     1.84%
      PIA Total Return Bond Fund                                   -0.17%

The economic recovery continued at an above average pace with a reported first quarter Gross Domestic Product (GDP) of 5.6%. Year over year change in the Consumer Price Index (CPI) increased to 4.2%. The Federal Reserve continued to tighten monetary policy by raising the funds rate from 4.0% to 5.0% through May. Yields on 6-month treasury bills rose 76 basis points while yields on 5- and 30-year treasuries rose by 62 and 53 basis points, respectively.

The Short-Term Government Securities Fund benefited from a shorter maturity structure and the allocation to short average life/floating rate government mortgage-backed securities. The benchmark index, the Merrill Lynch 1-Year U.S. Treasury Note Index, was up 1.75% for the period.

The Total Return Bond Fund's return was slightly less than the benchmark index due to an underweight in mortgage- and asset-backed securities. The benchmark index, the Lehman Brothers Aggregate Bond Index, return was 0.01%.

Please take a moment to review your fund(s)' statement of assets and the results of operations for the six month period ended May 31. We look forward to reporting to you again with the annual report dated November 2006.


/s/ Lloyd McAdams
Lloyd McAdams
Chairman of the Board
Pacific Income Advisers

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS.

Opinions expressed above are those of the adviser and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

MUTUAL FUND INVESTING INVOLVES RISK. PRINCIPAL LOSS IS POSSIBLE. INVESTMENTS IN DEBT SECURITIES TYPICALLY DECREASE IN VALUE WHEN INTEREST RATES RISE. THIS RISK IS USUALLY GREATER FOR LONGER-TERM DEBT SECURITIES.

The Lehman Brothers Aggregate Bond Index (The Index) is an unmanaged index presented for comparative purposes only. The Index represents securities that are U.S. domestic, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Merrill Lynch 1-Year U.S. Treasury Note Index (The Index) is an unmanaged index presented for comparative purposes only. The Index is comprised of a single U.S. Treasury issue with approximately one year to final maturity purchased at the beginning of each month and held for one full month. At the end of the month, that issue is sold and rolled into a newly selected issue. You cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Quasar Distributors, LLC, Distributor 7/06

                                    PIA FUNDS
                         EXPENSE EXAMPLE - MAY 31, 2006
                                   (UNAUDITED)

      As a shareholder of the PIA Funds, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/05 - 5/31/06).

ACTUAL EXPENSES

      The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.35% and 0.50% per the advisory agreement for the PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund, respectively. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is different from the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                   EXPENSES PAID
                                                BEGINNING          ENDING          DURING PERIOD
                                              ACCOUNT VALUE     ACCOUNT VALUE        12/1/05-
                                                 12/1/05           5/31/06           5/31/06*
                                              -------------     -------------      -------------
PIA SHORT-TERM GOVERNMENT SECURITIES FUND
   Actual                                       $1,000.00         $1,018.40           $ 1.76
   Hypothetical (5% return before expenses)     $1,000.00         $1,023.19           $ 1.77

PIA TOTAL RETURN BOND FUND
   Actual                                       $1,000.00         $  998.30           $ 2.49
   Hypothetical (5% return before expenses)     $1,000.00         $1,022.44           $ 2.52

----------
* Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account values over the period, multiplied by 182 (days in most recent fiscal half-year) / 365 days to reflect the one-half year expense. The annualized expense ratios of the PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund are 0.35% and 0.50%, respectively.

                                    PIA FUNDS
                    PIA SHORT-TERM GOVERNMENT SECURITIES FUND
                  ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2006
                                   (UNAUDITED)

INVESTMENTS BY ISSUER
As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

              Private                                 Less than 1%
              Federal Home Loan Mortgage Corp.                  8%
              Federal National Mortgage Assoc.                 39%
              Government National Mortgage Assoc.               6%
              Federal Home Loan Bank                           18%
              United States Treasury                           25%
              Cash Equivalents and Other Assets                 3%

                                    PIA FUNDS
                           PIA TOTAL RETURN BOND FUND
                  ALLOCATION OF PORTFOLIO ASSETS - MAY 31, 2006
                                   (UNAUDITED)

INVESTMENTS BY TYPE
As a Percentage of Net Assets

 [The following table was represented as a pie chart in the printed material.]

              Cash Equivalents and Other Assets                10%
              Corporate Bonds & Notes                          25%
              Mortgage-Backed Securities                       29%
              U.S. Government Agencies and Instrumentalities   36%

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                   (UNAUDITED)

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 18.5%
PRIVATE 0.1%
              Prudential Home Mortgage Securities
$    57,474      7.50%, due 3/25/08 ............................   $     57,366
                                                                   ------------
U.S. GOVERNMENT AGENCIES 18.4%
              FHLMC ARM Pool (a)
     56,343      5.597%, due 8/1/15, #755204 ...................         56,065
     56,390      6.008%, due 2/1/22, #845113 ...................         57,259
    105,193      4.83%, due 10/1/22, #635206 ...................        105,344
     37,255      5.987%, due 6/1/23, #845755 ...................         37,941
     30,888      6.302%, due 2/1/24, #609231 ...................         31,372
  1,375,028      6.046%, due 1/1/25, #785726 ...................      1,396,333
    867,456      6.488%, due 2/1/32, #1C0009 ...................        863,658
    363,691      5.859%, due 1/1/33, #1B0668 ...................        368,012
              FNMA Pool
     55,605      11.00%, due 1/1/13, #415842 ...................         59,336
              FNMA ARM Pool (a)
     98,983      6.926%, due 7/1/25, #555206 ...................        100,549
    714,256      5.438%, due 7/1/27, #424953 ...................        719,634
    457,403      6.713%, due 3/1/28, #556438 ...................        464,998
    350,431      5.40%, due 6/1/29, #508399 ....................        354,025
    507,270      5.299%, due 4/1/30, #562912 ...................        512,174
    299,378      6.566%, due 8/1/30, #556824 ...................        302,811
     86,742      5.585%, due 9/1/30, #551038 ...................         89,101
    412,981      5.998%, due 10/1/30, #670317 ..................        421,890
    123,424      5.389%, due 7/1/31, #592745 ...................        127,472
    125,823      5.567%, due 9/1/31, #597196 ...................        126,318
    144,352      5.291%, due 11/1/31, #610547 ..................        148,159
    164,689      6.50%, due 4/1/32, #629098 ....................        168,033
    169,847      6.247%, due 2/1/33, #670257 ...................        175,213
              GNMA II ARM Pool (a)
     30,136      5.125%, due 11/20/21, #8871 ...................         30,275
    204,000      5.125%, due 10/20/22, #8062 ...................        204,738
    485,755      5.125%, due 11/20/26, #80011 ..................        488,155
    106,068      5.125%, due 11/20/26, #80013 ..................        106,745
     53,395      5.125%, due 12/20/26, #80021 ..................         53,659
     33,450      5.375%, due 1/20/27, #80029 ...................         33,622
    452,921      4.75%, due 7/20/27, #80094 ....................        453,927
    639,190      4.75%, due 8/20/27, #80104 ....................        640,619
     27,965      5.125%, due 10/20/27, #80122 ..................         28,109
    267,038      5.375%, due 1/20/28, #80154 ...................        268,460
    651,792      5.125%, due 10/20/29, #80331 ..................        655,743
    143,234      5.125%, due 11/20/29, #80344 ..................        143,995
                                                                   ------------
                                                                      9,793,744
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
              (cost $9,995,699) ................................      9,851,110
                                                                   ------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES 78.1%
U.S. GOVERNMENT AGENCIES 52.5%
              FHLB
  1,500,000      2.875%, due 9/15/06 ...........................      1,490,132
  4,000,000      3.375%, due 2/23/07 ...........................      3,944,256
  2,300,000      4.25%, due 4/16/07 ............................      2,278,819
  1,700,000      4.625%, due 5/18/07 ...........................      1,688,858
              FHLMC
  1,500,000      3.75%, due 11/15/06 ...........................      1,489,872
              FNMA
  1,900,000      5.25%, due 6/15/06 ............................      1,899,977
  3,350,000      4.375%, due 10/15/06 ..........................      3,340,962
  3,700,000      2.625%, due 11/15/06 ..........................      3,656,543
  3,200,000      3.625%, due 3/15/07 ...........................      3,157,955
  4,900,000      6.625%, due 10/15/07 ..........................      4,981,156
                                                                   ------------
                                                                     27,928,530
                                                                   ------------
U.S. TREASURY NOTES 25.6%
              U.S. Treasury Note
  3,250,000      2.50%, due 9/30/06 ............................      3,223,850
  3,750,000      6.50%, due 10/15/06 ...........................      3,769,777
    500,000      3.125%, due 1/31/07 ...........................        493,672
  2,950,000      3.625%, due 4/30/07 ...........................      2,911,859
  3,300,000      3.125%, due 5/15/07 ...........................      3,240,059
                                                                   ------------
                                                                     13,639,217
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES
                 (cost $41,702,479) ............................     41,567,747
                                                                   ------------


                       See notes to financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                   (UNAUDITED)

PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 8.7%
    506,014   AIM STIT - Treasury Portfolio ....................   $    506,014
              FHLB Discount Note
$ 4,158,000      4.74%, due 6/1/06 .............................      4,158,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
              (cost $4,664,014) ................................      4,664,014
                                                                   ------------
TOTAL INVESTMENTS
              (cost $56,362,192) ......................  105.3%      56,082,871
LIABILITIES LESS OTHER ASSETS .........................   (5.3)%     (2,834,543)
                                                                   ------------
TOTAL NET ASSETS ......................................  100.0%    $ 53,248,328
                                                                   ============

----------
(a) Variable rate note. Rate shown reflects the rate in effect at May 31, 2006.

      FHLB  - Federal Home Loan Bank
      FHLMC - Federal Home Loan Mortgage Corporation
      FNMA  - Federal National Mortgage Association
      GNMA  - Government National Mortgage Association


                       See notes to financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                   (UNAUDITED)

PIA TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 24.5%
AEROSPACE/DEFENSE 0.6%
              United Technologies Corp.
$   100,000      4.375%, due 5/1/10 ............................   $     96,067
                                                                   ------------
AGRICULTURE 0.6%
              Archer-Daniels-Midland
    100,000      5.935%, due 10/1/32 ...........................         95,761
                                                                   ------------
AUTO MANUFACTURERS 0.7%
              DaimlerChrysler NA Holding Corp.
    100,000      4.05%, due 6/4/08 .............................         96,953
                                                                   ------------
BANKS 2.0%
              Bank of America Corp.
    100,000      5.875%, due 2/15/09 ...........................        100,966
              Wachovia Corp.
    100,000      4.375%, due 6/1/10 ............................         95,760
              Wells Fargo & Co.
    100,000      4.625%, due 8/9/10 ............................         96,475
                                                                   ------------
                                                                        293,201
                                                                   ------------
CASINO HOTELS 0.3%
              Harrah's Operating Co., Inc.
     50,000      5.375%, due 12/15/13 ..........................         47,041
                                                                   ------------
CONSUMER PRODUCTS 1.3%
              Clorox Co.
    100,000      5.00%, due 1/15/15 ............................         93,825
              Fortune Brands, Inc.
    100,000      5.125%, due 1/15/11 ...........................         97,473
                                                                   ------------
                                                                        191,298
                                                                   ------------
DIVERSIFIED FINANCIAL SERVICES 4.9%
              CIT Group, Inc.
    100,000      4.25%, due 2/1/10 .............................         95,431
              Citigroup, Inc.
    100,000      5.00%, due 3/6/07 .............................         99,700
              Countrywide Home Loan
    100,000      4.125%, due 9/15/09 ...........................         95,363
              General Electric Capital Corp.
    150,000      4.375%, due 11/21/11 ..........................        141,365
              HSBC Finance Corp.
    100,000      4.125%, due 11/16/09 ..........................         95,390
              Morgan Stanley
    100,000      6.60%, due 4/1/12 .............................        104,267
              SLM Corp.
    100,000      5.00%, due 10/1/13 ............................         94,556
                                                                   ------------
                                                                        726,072
                                                                   ------------
ELECTRIC UTILITIES 0.6%
              Dominion Resources, Inc.
    100,000      5.15%, due 7/15/15 ............................         92,833
                                                                   ------------
FINANCE - BROKERS 0.6%
              Goldman Sachs Group, Inc.
    100,000      4.50%, due 6/15/10 ............................         95,984
                                                                   ------------
FOOD 1.0%
              ConAgra Foods, Inc.
     50,000      6.75%, due 9/15/11 ............................         51,827
              Fred Meyer, Inc.
    100,000      7.45%, due 3/1/08 .............................        102,746
                                                                   ------------
                                                                        154,573
                                                                   ------------
FOREST PRODUCTS & PAPER 1.4%
              International Paper Co.
    100,000      6.75%, due 9/1/11 .............................        103,862
              Weyerhaeuser Co.
    100,000      6.75%, due 3/15/12 ............................        102,795
                                                                   ------------
                                                                        206,657
                                                                   ------------
INSURANCE 1.2%
              American International Group, Inc.
    100,000      4.25%, due 5/15/13 ............................         91,234


                       See notes to financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                   (UNAUDITED)

PIA TOTAL RETURN BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
INSURANCE (CONTINUED)
              MetLife, Inc.
$   100,000      5.00%, due 6/15/15 ............................   $     93,138
                                                                   ------------
                                                                        184,372
                                                                   ------------
MACHINERY 0.7%
              John Deere Capital Corp.
    100,000      5.10%, due 1/15/13 ............................         96,379
                                                                   ------------
MEDIA 1.3%
              News America, Inc.
    100,000      5.30%, due 12/15/14 ...........................         95,226
              Time Warner, Inc.
    100,000      6.75%, due 4/15/11 ............................        102,913
                                                                   ------------
                                                                        198,139
                                                                   ------------
MINING 1.3%
              Alcan, Inc.
    100,000      6.125%, due 12/15/33 ..........................         95,404
              Alcoa, Inc.
    100,000      6.50%, due 6/1/11 .............................        103,540
                                                                   ------------
                                                                        198,944
                                                                   ------------
OIL & GAS 1.4%
              ConocoPhillips
    100,000      4.75%, due 10/15/12 ...........................         95,464
              Devon Financing Corp., U.L.C.
    100,000      6.875%, due 9/30/11 ...........................        105,028
                                                                   ------------
                                                                        200,492
                                                                   ------------
RETAIL 1.3%
              CVS Corp.
    100,000      4.00%, due 9/15/09 ............................         95,049
              May Department Stores Co.
    100,000      6.70%, due 7/15/34 ............................         98,806
                                                                   ------------
                                                                        193,855
                                                                   ------------
SAVINGS & LOANS 0.7%
              Washington Mutual, Inc.
    100,000      4.375%, due 1/15/08 ...........................         98,166
                                                                   ------------
TELECOMMUNICATIONS 2.0%
              AT&T, Inc.
    100,000      5.10%, due 9/15/14 ............................         93,566
              BellSouth Corp.
    100,000      6.00%, due 10/15/11 ...........................        100,687
              Sprint Capital Corp.
    100,000      6.875%, due 11/15/28 ..........................        101,128
                                                                   ------------
                                                                        295,381
                                                                   ------------
TRANSPORTATION 0.6%
              Union Pacific Corp.
    100,000      4.875%, due 1/15/15 ...........................         93,041
                                                                   ------------
TOTAL CORPORATE BONDS & NOTES
              (cost $3,824,135) ................................      3,655,209
                                                                   ------------
MORTGAGE-BACKED SECURITIES 29.4%
COLLATERALIZED MORTGAGE OBLIGATIONS 0.0%
              FHLMC Series 1387 S
      8,015      5.876%, due 10/15/07 (a)(d)(e) ................             42
                                                                   ------------
U.S. GOVERNMENT AGENCIES 29.4%
              FHLMC Pool
    294,209      4.50%, due 1/1/19, #B11934 ....................        279,044
    440,933      5.00%, due 4/1/20, #J02011 ....................        426,456
    495,927      5.00%, due 12/1/20, #J00565 ...................        478,970
    467,590      5.00%, due 8/1/34, #G08004 ....................        439,783
    301,564      5.00%, due 10/1/34, #A27698 ...................        283,630
              FNMA Pool
    284,486      6.00%, due 3/1/33, #555285 ....................        282,001
    802,342      5.50%, due 10/1/33, #748710 ...................        775,947
    475,015      5.50%, due 10/1/35, #797703 ...................        457,940
    592,910      5.50%, due 2/1/36, #852944 ....................        571,192


                       See notes to financial statements.

                                    PIA FUNDS
                     SCHEDULES OF INVESTMENTS - MAY 31, 2006
                                   (UNAUDITED)

PIA TOTAL RETURN BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                       VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
              GNMA Pool
$   394,083      5.50%, due 3/15/34, #623405 ...................   $    384,041
                                                                   ------------

                                                                      4,379,004
                                                                   ------------
TOTAL MORTGAGE-BACKED SECURITIES
              (cost $4,544,442) ................................      4,379,046
                                                                   ------------
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES 36.3%
U.S. GOVERNMENT AGENCIES 4.1%
              FNMA
    630,000      4.625%, due 10/15/13 ..........................        600,914
                                                                   ------------
U.S. TREASURY BONDS 5.0%
              U.S. Treasury Bond
    175,000      8.125%, due 8/15/21 ...........................        225,258
    325,000      6.375%, due 8/15/27 ...........................        367,174
    150,000      5.375%, due 2/15/31 ...........................        151,758
                                                                   ------------
                                                                        744,190
                                                                   ------------
U.S. TREASURY NOTES 27.2%
              U.S. Treasury Note
    250,000      3.625%, due 6/30/07 ...........................        246,221
  2,500,000      4.875%, due 5/15/09 ...........................      2,490,235
    800,000      4.00%, due 4/15/10 ............................        771,719
    575,000      4.50%, due 2/15/16 ............................        547,441
                                                                   ------------
                                                                      4,055,616
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES
              (cost $5,513,321) ................................      5,400,720
                                                                   ------------
RIGHTS 0.0%
          1   Global Crossing North America, Inc.
                 Liquidating Trust (b)(c) (cost $0) ............             --
                                                                   ------------

--------------------------------------------------------------------------------
SHARES/
PRINCIPAL AMOUNT
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 4.5%
    273,993   AIM STIT - Treasury Portfolio ....................        273,993
              FHLB Discount Note
$   396,000      4.74%, due 6/1/06 .............................        396,000
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
              (cost $669,993) ..................................        669,993
                                                                   ------------
TOTAL INVESTMENTS
              (cost $14,551,891) .......................   94.7%     14,104,968
OTHER ASSETS LESS LIABILITIES ..........................    5.3%        783,408
                                                                   ------------
TOTAL NET ASSETS .......................................  100.0%   $ 14,888,376
                                                                   ============

----------
(a) Variable rate note. Rate shown reflects the rate in effect at May 31, 2006.
(b) Restricted security. The interest in the liquidating trust was acquired through a distribution on December 9, 2003. As of May 31, 2006, the security had a cost and value of $0 (0.0% of net assets).
(c) Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
(d) Illiquid security. As of May 31, 2006, the security had a value of $42 (less than 0.1% of net assets).
(e) Interest only security. Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents the coupon rate in effect as of May 31, 2006.

      FHLB  - Federal Home Loan Bank
      FHLMC - Federal Home Loan Mortgage Corporation
      FNMA  - Federal National Mortgage Association
      GNMA  - Government National Mortgage Association


                       See notes to financial statements.

                                    PIA FUNDS
               STATEMENTS OF ASSETS AND LIABILITIES - MAY 31, 2006
                                   (UNAUDITED)

                                                                        SHORT-TERM           TOTAL
                                                                        GOVERNMENT           RETURN
                                                                     SECURITIES FUND        BOND FUND
                                                                     ---------------------------------
ASSETS:
   Investments in securities, at value
      (cost $56,362,192 and $14,551,891, respectively) .............   $ 56,082,871       $ 14,104,968
   Receivable for securities sold ..................................      1,919,731            705,221
   Receivable for fund shares sold .................................             --             23,076
   Interest receivable .............................................        326,304            112,905
   Due from investment adviser .....................................          9,454             13,127
   Prepaid expenses ................................................         16,919             15,569
                                                                       ------------       ------------
      Total assets .................................................     58,355,279         14,974,866
                                                                       ------------       ------------
LIABILITIES:
   Payable for securities purchased ................................      5,023,839                 --
   Payable for fund shares redeemed ................................             37                 --
   Dividends payable ...............................................         18,976             34,524
   Accrued distribution fees .......................................         20,396             19,882
   Administration fees .............................................          2,548              2,123
   Custody fees ....................................................          2,934              1,934
   Transfer agent fees and expenses ................................          9,702              5,493
   Fund accounting fees ............................................          8,404              8,420
   Professional fees ...............................................         13,313              9,906
   Chief Compliance Officer fee ....................................            974                337
   Accrued expenses and other liabilities ..........................          5,828              3,871
                                                                       ------------       ------------
      Total liabilities ............................................      5,106,951             86,490
                                                                       ------------       ------------
      Net Assets ...................................................   $ 53,248,328       $ 14,888,376
                                                                       ============       ============
NET ASSETS CONSIST OF:
   Shares of beneficial interest, par value $0.01 per share;
      unlimited shares authorized ..................................   $ 54,700,472       $ 17,311,023
   Undistributed net investment income/(loss) ......................        (39,568)             6,047
   Accumulated net realized loss on investments ....................     (1,133,255)        (1,981,771)
   Net unrealized depreciation on investments ......................       (279,321)          (446,923)
                                                                       ------------       ------------
   Net Assets ......................................................   $ 53,248,328       $ 14,888,376
                                                                       ============       ============
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE ......................................   $       9.95       $      17.89
                                                                       ============       ============
SHARES OUTSTANDING .................................................      5,353,638            832,338
                                                                       ============       ============


                       See notes to financial statements.

                                    PIA FUNDS
            STATEMENTS OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2006
                                   (UNAUDITED)

                                                                               SHORT-TERM           TOTAL
                                                                               GOVERNMENT           RETURN
                                                                            SECURITIES FUND        BOND FUND
                                                                            ---------------------------------
INVESTMENT INCOME:
   Interest ..............................................................    $    990,345       $    380,802
                                                                              ------------       ------------
      Total investment income ............................................         990,345            380,802
                                                                              ------------       ------------
EXPENSES:
   Investment advisory fees (Note 3) .....................................          49,077             23,579
   Distribution fees (Note 4) ............................................          24,538              7,860
   Fund accounting fees ..................................................          17,065             17,074
   Administration fees (Note 3) ..........................................          14,958             12,465
   Transfer agent fees and expenses ......................................          13,355              8,905
   Professional fees .....................................................          12,481              9,760
   Registration fees .....................................................           8,629              7,073
   Custody fees ..........................................................           5,098              2,816
   Insurance .............................................................           4,580              2,773
   Trustees' fees ........................................................           4,114              3,596
   Reports to shareholders ...............................................           3,528              1,159
   Chief Compliance Officer fee (Note 3) .................................           1,676                549
   Miscellaneous .........................................................           1,297              1,746
                                                                              ------------       ------------
      Total expenses .....................................................         160,396             99,355
   Less: Expense reimbursement from adviser (Note 3) .....................         (74,512)           (60,057)
                                                                              ------------       ------------
      Net expenses .......................................................          85,884             39,298
                                                                              ------------       ------------
      Net investment income ..............................................         904,461            341,504
                                                                              ------------       ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized loss on investments ......................................         (52,007)          (181,201)
   Net change in unrealized appreciation/(depreciation) on investments ...          19,286           (186,544)
                                                                              ------------       ------------
      Net loss on investments ............................................         (32,721)          (367,745)
                                                                              ------------       ------------
   Net increase/(decrease) in net assets resulting from operations .......    $    871,740       $    (26,241)
                                                                              ============       ============


                       See notes to financial statements.

                                    PIA FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                        SHORT-TERM                              TOTAL
                                                                        GOVERNMENT                              RETURN
                                                                     SECURITIES FUND                           BOND FUND
                                                             ---------------------------------------------------------------------
                                                             Six Months Ended    Year Ended       Six Months Ended    Year Ended
                                                               May 31, 2006        Nov. 30,         May 31, 2006        Nov. 30,
                                                                (Unaudited)          2005            (Unaudited)          2005
                                                             --------------------------------     --------------------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income ..................................    $    904,461      $  1,303,572       $    341,504      $    586,500
   Net realized gain/(loss) on investments ................         (52,007)          (36,116)          (181,201)           91,385
   Net change in unrealized appreciation/(depreciation)
      on investments ......................................          19,286          (193,914)          (186,544)         (390,570)
                                                               ------------      ------------       ------------      ------------
   Net increase/(decrease) in net assets resulting
      from operations .....................................         871,740         1,073,542            (26,241)          287,315
                                                               ------------      ------------       ------------      ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Distributions from net investment income ...............        (946,679)       (1,442,617)          (342,388)         (599,865)
                                                               ------------      ------------       ------------      ------------
CAPITAL SHARE TRANSACTIONS:
   Net proceeds from shares sold ..........................       7,380,740         6,542,603          1,944,005         4,374,357
   Distributions reinvested ...............................         840,386         1,261,084            159,038           279,345
   Payment for shares redeemed ............................      (4,785,736)       (5,896,616)        (2,512,461)       (3,078,122)
                                                               ------------      ------------       ------------      ------------
   Net increase/(decrease) in net assets from capital
      share transactions ..................................       3,435,390         1,907,071           (409,418)        1,575,580
                                                               ------------      ------------       ------------      ------------
   Total increase/(decrease) in net assets ................       3,360,451         1,537,996           (778,047)        1,263,030

NET ASSETS, BEGINNING OF PERIOD ...........................      49,887,877        48,349,881         15,666,423        14,403,393
                                                               ------------      ------------       ------------      ------------
NET ASSETS, END OF PERIOD .................................    $ 53,248,328      $ 49,887,877       $ 14,888,376      $ 15,666,423
                                                               ============      ============       ============      ============
INCLUDES UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS) OF ....    $    (39,568)     $      2,650       $      6,047      $      6,931
                                                               ============      ============       ============      ============
TRANSACTIONS IN SHARES:
   Shares sold ............................................         740,347           652,463            106,491           233,911
   Shares issued on reinvestment of distributions .........          84,434           126,169              8,755            15,014
   Shares redeemed ........................................        (479,747)         (588,785)          (138,130)         (168,461)
                                                               ------------      ------------       ------------      ------------
   Net increase/(decrease) in shares outstanding ..........         345,034           189,847            (22,884)           80,464
                                                               ============      ============       ============      ============


                       See notes to financial statements.

                                    PIA FUNDS
                      SHORT-TERM GOVERNMENT SECURITIES FUND
                              FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   MAY 31, 2006      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                    (UNAUDITED)        2005         2004         2003         2002         2001
                                                 ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period ........        $   9.96        $  10.03     $  10.15     $  10.29     $  10.36     $  10.12
                                                     --------        --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................            0.18            0.26         0.25         0.20         0.36         0.52
Net realized and unrealized gain/(loss)
   on investments ...........................           (0.00)#         (0.04)       (0.12)       (0.04)       (0.07)        0.25
                                                     --------        --------     --------     --------     --------     --------
Total from investment operations ............            0.18            0.22         0.13         0.16         0.29         0.77
                                                     --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Distributions from net investment income ....           (0.19)          (0.29)       (0.25)       (0.28)       (0.35)       (0.52)
Distributions from net realized gains .......              --              --           --        (0.02)       (0.01)          --
Tax return of capital .......................              --              --           --           --           --        (0.01)
                                                     --------        --------     --------     --------     --------     --------
Total distributions .........................           (0.19)          (0.29)       (0.25)       (0.30)       (0.36)       (0.53)
                                                     --------        --------     --------     --------     --------     --------
Net asset value, end of period ..............        $   9.95        $   9.96     $  10.03     $  10.15     $  10.29     $  10.36
                                                     ========        ========     ========     ========     ========     ========
TOTAL RETURN ................................            1.84%++         2.23%        1.33%        1.56%        2.87%        7.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ........        $ 53,248        $ 49,888     $ 48,350     $ 69,482     $ 72,743     $ 71,141
Ratio of expenses to average net assets:
   Net of waivers and reimbursements ........            0.35%+          0.35%        0.35%        0.35%        0.35%        0.33%
   Before waivers and reimbursements ........            0.65%+          0.67%        0.66%        0.59%        0.58%        0.46%
Ratio of net investment income
   to average net assets:
   Net of waivers and reimbursements ........            3.68%+          2.63%        1.88%        1.99%        3.16%        4.97%
   Before waivers and reimbursements ........            3.38%+          2.31%        1.57%        1.75%        2.93%        4.84%
Portfolio turnover rate .....................              27%++           47%          28%          74%         185%         121%

----------
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.
#     Amount is less than $0.01.


                       See notes to financial statements.

                                    PIA FUNDS
                             TOTAL RETURN BOND FUND
                              FINANCIAL HIGHLIGHTS

                                                 SIX MONTHS ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED   YEAR ENDED
                                                   MAY 31, 2006      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                                    (UNAUDITED)        2005         2004         2003         2002         2001
                                                 ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a fund share outstanding throughout each period)

Net asset value, beginning of period ............    $  18.32        $  18.59     $  19.41     $  19.91     $  20.15     $  19.23
                                                     --------        --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................        0.40            0.68         0.74         0.94         0.94         1.13
Net realized and unrealized gain/(loss)
   on investments ...............................       (0.43)          (0.25)       (0.19)       (0.05)       (0.13)        0.93
                                                     --------        --------     --------     --------     --------     --------
Total from investment operations ................       (0.03)           0.43         0.55         0.89         0.81         2.06
                                                     --------        --------     --------     --------     --------     --------
LESS DISTRIBUTIONS:
Distributions from net investment income ........       (0.40)          (0.70)       (0.73)       (1.00)       (0.91)       (1.14)
Distributions from net realized gains ...........          --              --        (0.64)       (0.39)       (0.14)          --
                                                     --------        --------     --------     --------     --------     --------
Total distributions .............................       (0.40)          (0.70)       (1.37)       (1.39)       (1.05)       (1.14)
                                                     --------        --------     --------     --------     --------     --------
Net asset value, end of period ..................    $  17.89        $  18.32     $  18.59     $  19.41     $  19.91     $  20.15
                                                     ========        ========     ========     ========     ========     ========
TOTAL RETURN ....................................       (0.17)%++        2.30%        2.94%        4.60%        4.17%       10.94%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............    $ 14,888        $ 15,666     $ 14,403     $ 39,051     $ 60,008     $ 59,473
Ratio of expenses to average net assets:
   Net of waivers and reimbursements ............        0.50%+          0.50%        0.47%        0.45%        0.45%        0.43%
   Before waivers and reimbursements ............        1.26%+          1.28%        0.99%        0.73%        0.70%        0.55%
Ratio of net investment income
   to average net assets:
   Net of waivers and reimbursements ............        4.34%+          3.67%        3.53%        4.69%        4.76%        5.61%
   Before waivers and reimbursements ............        3.58%+          2.89%        3.01%        4.41%        4.51%        5.49%
Portfolio turnover rate .........................         129%++          287%         316%         190%         297%         134%

----------
+     Annualized for periods less than one year.
++    Not annualized for periods less than one year.


                       See notes to financial statements.

                                    PIA FUNDS
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006
                                   (UNAUDITED)

NOTE 1. ORGANIZATION

      The PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund (the "Funds") are each a series of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as an open-end management investment company. Each of the Funds has separate assets and liabilities and differing investment objectives. The investment objective of the PIA Short-Term Government Securities Fund (the "Short-Term Government Fund") is to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The investment objective of the PIA Total Return Bond Fund (the "Total Return Bond Fund") is to maximize total return through investing in bonds while minimizing risk as compared to the market. The Short-Term Government Fund and Total Return Bond Fund commenced operations on April 22, 1994 and September 1, 1998, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

      SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If an NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and ask prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, size of holding, trading volume, the financial condition of the company, comparable securities in the public market, the nature and duration of the cause for a quotation not being readily available and news events. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. Investments in other mutual funds are valued at their net asset value.

      REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Funds purchase a security, the Funds agree to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All collateral is held by the Funds' custodian.

      FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

      EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Interest income is recorded on an accrual basis.

      DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income, if any, monthly and net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (CONTINUED)
                                   (UNAUDITED)

      GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operation during the reporting period. Actual results could differ from those estimates.

      RECLASSIFICATION OF CAPITAL ACCOUNTS - Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

      The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA" or the "Adviser") pursuant to which the Adviser is responsible for providing investment management services to the Funds. The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Funds. As compensation for its services, PIA is entitled to a fee, computed daily and payable monthly. The Short-Term Government Fund and the Total Return Bond Fund pay fees calculated at an annual rate of 0.20% and 0.30%, respectively, based upon the average daily net assets of the Funds. For the six months ended May 31, 2006, the Short-Term Government Fund and Total Return Bond Fund incurred $49,077 and $23,579 in advisory fees, respectively.

      The Funds are responsible for their own operating expenses. The Adviser has voluntarily agreed to reduce fees payable to it by the Funds and to pay Fund operating expenses to the extent necessary to limit the Short-Term Government Fund's and the Total Return Bond Fund's aggregate annual operating expenses to 0.35% and 0.50% of average daily net assets, respectively. Any such reduction made by the Adviser in its fees or payment of expenses which are the Funds' obligation are subject to reimbursement by the Funds to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Funds toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, beginning December 1, 2004. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Funds' payment of current ordinary operating expenses. For the six months ended May 31, 2006, the Adviser reduced its fees and absorbed Fund expenses in the amount of $74,512 and $60,057 for the Short-Term Government Fund and Total Return Bond Fund, respectively. No amounts were reimbursed to the Adviser. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

                                            SHORT-TERM       TOTAL RETURN
      YEAR                                GOVERNMENT FUND      BOND FUND
      ----                                ---------------      ---------
      2008 ............................       $157,341          $125,061
      2009 ............................         74,512            60,057
                                              --------          --------
                                              $231,853          $185,118
                                              ========          ========

      U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

SHORT-TERM GOVERNMENT FUND
FUND ASSET LEVEL                               FEE RATE
----------------                               --------
Less than $100 million ......................  $30,000
$100 million to less than $200 million.......  0.07% of average daily net assets
$200 million to less than $1 billion ........  0.05% of average daily net assets
More than $1 billion ........................  0.04% of average daily net assets

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (CONTINUED)
                                   (UNAUDITED)

TOTAL RETURN BOND FUND
FUND ASSET LEVEL                               FEE RATE
----------------                               --------
Less than $35,714,286 .......................  $25,000
$35,714,286 to less than $200 million .......  0.07% of average daily net assets
$200 million to less than $1 billion ........  0.05% of average daily net assets
More than $1 billion ........................  0.04% of average daily net assets

      For the six months ended May 31, 2006, the Short-Term Government Fund and Total Return Bond Fund incurred $14,958 and $12,465 in administration fees, respectively.

      U.S. Bancorp Fund Services, LLC ("USBFS") also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A., an affiliate of USBFS, serves as the Funds' custodian.

      Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

      The officers of the Trust are employees of the Administrator.

      For the six months ended May 31, 2006, the Short-Term Government Fund and Total Return Bond Fund were allocated $1,676 and $549 of the Chief Compliance Officer fee, respectively.

NOTE 4. DISTRIBUTION AGREEMENT PLAN

      The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.10% of each Fund's average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to PIA as "Distribution Coordinator." For the six months ended May 31, 2006, the Short-Term Government Fund and Total Return Bond Fund paid the Distribution Coordinator $24,538 and $7,860, respectively.

NOTE 5. PURCHASES AND SALES OF SECURITIES

      For the six months ended May 31, 2006, the cost of purchases and the proceeds from sales of securities (excluding short-term securities and U.S. government obligations) were $6,672,991 and $1,926,108, respectively, for the Short-Term Government Fund and $2,676,693 and $2,222,982, respectively, for the Total Return Bond Fund. Purchases and sales of U.S. government obligations for the six months ended May 31, 2006 were $3,653,750 and $7,499,424, respectively, for the Short-Term Government Fund and $14,963,984 and $16,083,816, respectively, for the Total Return Bond Fund.

NOTE 6. LINE OF CREDIT

      The Short-Term Government Fund and Total Return Bond Fund have lines of credit in the amount of $16,250,000 and $5,250,000, respectively. These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds' custodian, U.S. Bank, N.A. During the period ended May 31, 2006, the Funds did not draw upon the lines of credit.

NOTE 7. FEDERAL INCOME TAX INFORMATION

      Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (CONTINUED)
                                   (UNAUDITED)

      As of November 30, 2005, the Funds' most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                               SHORT-TERM         TOTAL
                                               GOVERNMENT         RETURN
                                                  FUND           BOND FUND
                                              ------------     ------------
   Cost of investments .....................  $ 49,975,985     $ 15,930,742
                                              ============     ============
   Gross tax unrealized appreciation .......  $     21,002     $     13,501
   Gross tax unrealized depreciation .......      (319,609)        (323,646)
                                              ------------     ------------
   Net tax unrealized depreciation .........  $   (298,607)    $   (310,145)
                                              ============     ============
   Undistributed ordinary income ...........  $      2,650     $      6,931
   Undistributed long-term capital gain ....            --               --
                                              ------------     ------------
   Total distributable earnings ............  $      2,650     $      6,931
                                              ============     ============
   Other accumulated gains/(losses) ........  $ (1,081,248)    $ (1,750,804)
                                              ------------     ------------
   Total accumulated earnings/(losses) .....  $ (1,377,205)    $ (2,054,018)
                                              ============     ============

      At November 30, 2005, the Short-Term Government and Total Return Bond Funds had accumulated capital loss carryforwards of $1,035,299 and $1,750,804, respectively, of which $525,317 and $0, respectively, expire in the year 2011, $326,612 and $1,750,804, respectively, expire in the year 2012 and $183,370 and $0, respectively, expire in the year 2013. To the extent the Funds realize future net capital gains, those gains will be offset by any available capital loss carryforward. The Total Return Bond Fund utilized $19,790 of its capital loss carryforwards during the year ended November 30, 2005. At November 30, 2005, the Short-Term Government and Total Return Bond Funds had net realized capital losses from transactions between November 1, 2005 and November 30, 2005 of $45,949 and $0, respectively. Post-October capital losses for tax purposes are deferred and will be recognized in 2006 and are included in tax accumulated earnings for the Funds.

      The tax character of distributions paid during the six months ended May 31, 2006 and the fiscal year ended November 30, 2005 was as follows:

                              SHORT-TERM                   TOTAL RETURN
                           GOVERNMENT FUND                  BOND FUND
                     ----------------------------   ----------------------------
                     May 31, 2006   Nov. 30, 2005   May 31, 2006   Nov. 30, 2005
                     ------------   -------------   ------------   -------------
Ordinary income        $ 946,679     $ 1,442,617     $ 342,388       $ 599,865

      Ordinary income distributions may include dividends paid from short-term capital gains.

NOTE 8. MERGERS AND REORGANIZATIONS

      On December 23, 2004, the shareholders of the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund approved the reorganization of the Funds from the PIA Mutual Fund, a Massachusetts business trust, into newly formed separate series of the Advisors Series Trust ("AST") by the following totals:

                                                  SHORT-TERM                 TOTAL RETURN
                                                GOVERNMENT FUND                BOND FUND
                                             ----------------------     ----------------------
Total shares on record date (10/15/04)       4,736,200                  1,124,644
Total shares voted                           1,637,620     (34.58%)       591,491     (52.59%)
Total shares voted for                       1,635,719     (34.54%)       577,729     (51.37%)
Total shares voted against                       1,037      (0.02%)             0      (0.00%)
Total shares voted abstain                         864      (0.02%)        13,762      (1.22%)

                                    PIA FUNDS
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (CONTINUED)
                                   (UNAUDITED)

      The Funds merged into newly formed shell portfolios of AST. These shell portfolios were formed solely to acquire the assets and liabilities of the Funds in a tax-free reorganization. As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of the reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of transfer. The net assets and net unrealized depreciation of the Short-Term Government Fund at the time of transfer were $48,598,767 and ($100,191), respectively. The net assets and net unrealized appreciation of the Total Return Bond Fund were $14,998,668 and $203,868, respectively.

NOTE 9. ADVISER REIMBURSEMENT

      On June 8, 2005, the Total Return Bond Fund received a reimbursement from PIA related to certain losses from shareholder transactions incurred as a result of pricing errors. The amount of the losses and corresponding reimbursement was $62,810, which is reflected in the Statement of Changes in Net Assets as a reduction of redemptions.

NOTE 10. OTHER TAX INFORMATION (UNAUDITED)

      For the year ended November 30, 2005, none of the dividends paid from net investment income qualifies for the dividend received deduction available to corporate shareholders of the Funds. For shareholders in the Funds, none of the dividend income distributed for the year ended November 30, 2005 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

                                    PIA FUNDS
                      NOTICE TO SHAREHOLDERS - MAY 31, 2006
                                   (UNAUDITED)

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING POLICIES

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-251-1970, or on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUNDS' PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30, 2005

      Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-251-1970. Furthermore, you can obtain the Funds' proxy voting records on the SEC's website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-Q

      The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Funds' Form N-Q is also available by calling 1-800-251-1970.

                                     ADVISER
                          Pacific Income Advisers, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202

                                 TRANSFER AGENT
                         U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                               Milwaukee, WI 53202
                                 (800) 251-1970

                                    CUSTODIAN
                                 U.S. Bank, N.A.
                      1555 N. RiverCenter Drive, Suite 302
                               Milwaukee, WI 53212

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                            Tait, Weller & Baker LLP
                         1818 Market Street, Suite 2400
                             Philadelphia, PA 19103

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP
                          55 Second Street, 24th Floor
                             San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. DURING THE LAST SIX MONTHS, THERE HAS BEEN A MATERIAL CHANGE TO THE PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF TRUSTEES. THE NOMINATING COMMITTEE WILL NOW CONSIDER NOMINEES RECOMMENDED BY SHAREHOLDERS.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) (1) ANY CODE OF ETHICS OR AMENDMENT THERETO, THAT IS SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY ITEM 2 REQUIREMENTS THROUGH FILING AN EXHIBIT. Not Applicable.

      (2) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002. Filed herewith.

      (3) ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23C-1 UNDER THE ACT SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS. Not applicable to open-end investment companies.

(b) CERTIFICATION PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002. Furnished herewith.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      (Registrant) Advisors Series Trust
                   ---------------------

      By (Signature and Title)* /s/ Eric M. Banhazl
                                -----------------------------------
                                    Eric M. Banhazl, President

      Date   7/26/06
             ------------------------------------------------------


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      By (Signature and Title)* /s/ Eric M. Banhazl
                                -----------------------------------
                                    Eric M. Banhazl, President

      Date   7/26/06
             ------------------------------------------------------


      By (Signature and Title)* /s/ Douglas G. Hess
                                -----------------------------------
                                    Douglas G. Hess, Treasurer

      Date   8/03/06
             ------------------------------------------------------

* PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.